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                      NORTHSTAR EMERGING MARKETS VALUE FUND
                  Prospectus Supplement dated January 23, 1998
                       to Prospectus dated January 1, 1998

The following information supplements the information contained in the section of the Fund's prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: FRONT-END SALES CHARGES - YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:" on page 6:

Effective January 23, 1998, a new category is added to the list of sales charge waiver categories:

         Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.


                           -------------------------

The following information supplements the information contained in the section of the Fund's prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: BUYING, SELLING AND EXCHANGING" on page 8:

         Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.

                            -------------------------

              THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.



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                                 NORTHSTAR FUNDS
                  Prospectus Supplement dated January 23, 1998
                       to Prospectus dated August 1, 1997

The following information supplements the information contained in the section of the Fund's prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: FRONT-END SALES CHARGES - YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:" on page 30:

Effective January 23, 1998, a new category is added to the list of sales charge waiver categories:

         Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

                            -------------------------

The following information supplements the information contained in the section of the Funds' prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: BUYING, SELLING AND EXCHANGING" on page 32:

         Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.
                            -------------------------

              THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.



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                        NORTHSTAR HIGH-YIELD INVESTMENTS
                  Prospectus Supplement dated January 23, 1998
                        to Prospectus dated July 7, 1997

The following information supplements the information contained in the section of the Fund's prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: FRONT-END SALES CHARGES - YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:" on page 15:

Effective January 23, 1998, a new category is added to the list of sales charge waiver categories:

         Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.


                            -------------------------

The following information supplements the information contained in the section of the Funds' prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: BUYING, SELLING AND EXCHANGING" on page 17:

         Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.
                            -------------------------

              THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.


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                        NORTHSTAR HIGH TOTAL RETURN FUND
                  Prospectus Supplement dated January 23, 1998
                        to Prospectus dated July 7, 1997

The following information supplements the information contained in the section of the Fund's prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: FRONT-END SALES CHARGES - YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:" on page 8:

Effective January 23, 1998, a new category is added to the list of sales charge waiver categories:

         Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

                            -------------------------

The following information supplements the information contained in the section of the Funds' prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: BUYING, SELLING AND EXCHANGING" on page 9:

         Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.
                            -------------------------

              THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.

                       NORTHSTAR INTERNATIONAL VALUE FUND
                  Prospectus Supplement dated January 23, 1998
                       to Prospectus dated April 30, 1997

The following information supplements the information contained in the section of the Funds' prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: FRONT-END SALES CHARGES - YOU MAY NOT HAVE TO PAY FRONT-END SALES CHARGES OR A CDSC IF YOU ARE:" on page 10:

Effective January 23, 1998, a new category is added to the list of sales charge waiver categories:

         Investment Advisors or Financial Planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts don't pay a front-end sales charge or a CDSC if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent.

                            -------------------------

The following information supplements the information contained in the section of the Funds' prospectus entitled "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS: BUYING, SELLING AND EXCHANGING" on page 12:

         Some broker-dealers or agents might charge you a fee if you buy or sell shares through them.
                            -------------------------

              THIS SUPPLEMENT SUPERSEDES ALL PRECEDING SUPPLEMENTS.